INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
The Company’s inventories consisted of the followings at September 30, 2018 and December 31, 2017:

	September 30, 2018	December 31, 2017
Raw materials	$27,410	$46,880
Finished goods	16,631	10,377
Hemp clones	1,200	-
	$45,241	$57,257

The Company’s inventories consisted of the followings at December 31, 2017 and 2016:

	2017	2016
Raw materials	$46,880	$52,363
Finished goods (isolates, tinctures and capsules, etc.)	10,377	10,722
	$57,257	$63,085